Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment Percentage Of Depreciation [Table Text Block]

Property and Equipment are carried at cost less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful life
Computer hardware	4 years
Fixtures, furniture, and equipment	5 years
Signs	5 years
Vehicles	5 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]

Depreciation is recorded using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful life
Customer list, contracts and relationships	3 years
Computer software	5 years
Non-compete agreements	Term of the agreements
Favorable supplier relationships	7 years
Proprietary knowledge	5 years
Brand name	Indefinite life